Income Taxes - Deferred tax assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred taxes	$ 0
Net operating losses - US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,312	$ 3,170
Lease Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		735
Property, plant and equipment - US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(6,015)	(3,889)
Prepaid assets - US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		$ (16)
Obsolescense reserve - US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(10)
Cash to accrual adjustment temporary - US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (287)